NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Partnership Units [Line Items]
Redeemable/exchangeable and special limited partnership units	$ 14,688	$ 15,736
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation	2,490	1,015
Preferred equity of subsidiaries	2,772	2,750
Non-controlling interests in subsidiaries and properties	12,822	15,941
Total interests of others in operating subsidiaries and properties	18,084	19,706
Total non-controlling interests	32,817	35,497
FV LTIP of the Operating Partnership
Schedule of Partnership Units [Line Items]
Exchange LP Units	$ 45	$ 55